AUGUST 10, 2016

SUPPLEMENT TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION

FOR HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.

DATED MAY 1, 2016

1.              Effective immediately, the information regarding Mr. Macdonald is deleted in its entirety and, under the heading “FUND MANAGEMENT — OFFICERS AND INTERESTED DIRECTORS,” the following information is added to the table:

NAME, YEAR OF BIRTH AND ADDRESS	POSITION HELD WITH EACH COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR(1)	OTHER DIRECTORSHIPS HELD BY DIRECTOR
WALTER F. GARGER (1965) c/o Hartford Funds 5 Radnor Corporate Center, 100 Matsonford Road, Suite 300, Radnor, Pennsylvania 19087	Chief Legal Officer	Since 2016

Mr. Garger currently serves as Secretary, Managing Director and General Counsel of HFD, HASCO, HFMC and HFMG. Mr. Garger also serves as Secretary and General Counsel of Lattice Strategies LLC effective July 30, 2016. Mr. Garger has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Garger joined The Hartford in 1995.

				N/A	N/A
ALICE A. PELLEGRINO (1960) c/o Hartford Funds 5 Radnor Corporate Center, 100 Matsonford Road, Suite 300, Radnor, Pennsylvania 19087	Secretary	Since 2016

Ms. Pellegrino currently serves as Vice President of HLIC and HFMG. Ms. Pellegrino is a Senior Counsel and has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Ms. Pellegrino joined The Hartford in 2007.

				N/A	N/A

2.              Effective immediately, under the heading “HLS FUND ADMINISTRATION AND ACCOUNTING SERVICES” in the Statement of Additional Information, the last sentence in the second paragraph along with the corresponding tables in this section are deleted in their entirety and replaced with the following information.

In consideration of services rendered and expenses assumed pursuant to this agreement, each HLS Fund pays HFMC a fee calculated at the following annual rate based on such Fund’s average daily net assets shown below.

High Yield HLS Fund and Total Return Bond HLS Fund
Average Daily Net Assets	Annual Fee
First $5 billion	0.020%
Next $5 billion	0.015%
Amount Over $10 billion	0.010%

Capital Appreciation HLS Fund
Average Daily Net Assets	Annual Fee
First $5 billion	0.018%
Next $5 billion	0.014%
Amount Over $10 billion	0.010%

Balanced HLS Fund and International Opportunities HLS Fund
Average Daily Net Assets	Annual Fee
First $5 billion	0.016%
Next $5 billion	0.013%
Amount Over $10 billion	0.010%

Global Growth HLS Fund and Small/MidCap Equity HLS Fund
Average Daily Net Assets	Annual Fee
First $5 billion	0.014%
Next $5 billion	0.012%
Amount Over $10 billion	0.010%

Dividend and Growth HLS Fund, Disciplined Equity HLS Fund, Small Cap Growth HLS Fund, Small Company HLS Fund and U.S. Government Securities HLS Fund
Average Daily Net Assets	Annual Fee
First $5 billion	0.012%
Amount Over $5 billion	0.010%

Growth Opportunities HLS Fund, Healthcare HLS Fund, MidCap HLS Fund, MidCap Value HLS Fund, Stock HLS Fund, Ultrashort Bond HLS Fund and Value HLS Fund
Average Daily Net Assets	Annual Fee
All Assets	0.010%

Effective January 1, 2017, the fees paid pursuant to the fund accounting agreement noted above are changing.  Effective January 1, 2017, in consideration of services rendered and expenses assumed pursuant to this agreement, each HLS Fund will pay HFMC a fee calculated at the following annual rate based on such Fund’s average daily net assets shown below.

Balanced HLS Fund, Capital Appreciation HLS Fund, Growth Opportunities HLS Fund, Small Cap Growth HLS Fund, Small Company HLS Fund and Total Return Bond HLS Fund
Average Daily Net Assets	Annual Fee
First $3.5 billion	0.018%
Next $3.5 billion	0.014%
Amount Over $7 billion	0.010%

Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Global Growth HLS Fund, Healthcare HLS Fund, High Yield HLS Fund, International Opportunities HLS Fund, MidCap HLS Fund, MidCap Value HLS Fund, Small/Mid Cap Equity HLS Fund, Stock HLS Fund, U.S. Government Securities HLS Fund, Ultrashort Bond HLS Fund and Value HLS Fund

Average Daily Net Assets	Annual Fee
First $3.5 billion	0.014%
Next $3.5 billion	0.012%
Amount Over $7 billion	0.010%

3.              Effective immediately, the following information is added immediately after the last paragraph in the section entitled “INVESTMENT OBJECTIVES AND POLICIES - CERTAIN INVESTMENT STRATEGIES, RISKS AND CONSIDERATIONS:”

The Board may convert any HLS Fund to a master-feeder structure without shareholder approval and with advance notice to the Fund’s shareholders. Under a master-feeder structure, an HLS Fund (i.e., feeder fund) would seek to achieve its investment objective by, instead of investing in portfolio securities directly, investing all or a portion of its investable assets in another open-end investment management company (i.e., master fund) with substantially the same investment objective, restrictions and policies.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR STATEMENT OF ADDITIONAL
INFORMATION FOR FUTURE REFERENCE.